Accrued Expenses and Other Liabilities (Details)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)
Accrued Expenses and Other Liabilities [Abstract]
Other payable for construction deposit	$ 1,180,556		$ 1,403,258
Unaffiliated party paid	1,330,556	¥ 9,500,000
Refunded deposit to party	150,000
Other current liabilities	$ 361,543		$ 789,232